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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment:  (Check only one:):  [ ] is a restatement
                                     [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Michael Larson
Address: 2365 Carillon Point
         Kirkland, WA 98033

Form 13F File number:  28-05147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Michael Larson
Title: Reporting Manager
Phone: (425) 889-7900

Signature, Place, and Date of Signing

/s/ Michael Larson        Kirkland, Washington    November 14, 2007
     [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number        Name
28-05149                    Cascade Investment, L.L.C.
28-10098                    Bill & Melinda Gates Foundation Trust

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Value: 1
Form 13F Information Table Value Total: $35,553
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE
                            AS OF SEPTEMBER 30, 2007
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
                                                                       AMOUNT AND TYPE
                                                                         OF SECURITY                               VOTING AUTHORITY
                                                                      -------------------                          -----------------
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       VALUE     SHARES/PRN   SH/PRN   INVESTMENT   OTHER
                                                            (X$1000)     AMOUNT             DISCRETION  MANAGERS   SOLE  SHARED NONE
-------------                  --------------   ---------   --------  ----------   ------   ----------  --------   ----  ------ ----
BERKSHIRE HATHAWAY INC DEL          CL A        084670108   35,553        300       SH      OTHER                         300